Related Party Transactions (Details) - USD ($)					3 Months Ended		6 Months Ended
	Mar. 08, 2021	Mar. 05, 2021	Dec. 31, 2020	Dec. 30, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Mar. 10, 2021
Related Party Transactions (Details) [Line Items]
Founder shares subject to forfeiture (in Shares)						843,750	97,825
Aggregate of founder shares (in Shares)						6,468,750
Portion of expenses				$ 300,000
Borrowed expenses		$ 125,267	$ 22,500
Working capital loans			$ 1,500,000		$ 1,500,000		$ 1,500,000
Price per warrant (in Dollars per share)			$ 1.5		$ 1.5		$ 1.5
Office space, secretarial and administrative services			$ 51,667				$ 51,667
Sponsor overfunded trust account							1,000
Working capital					$ 3,000,000		3,000,000
Due from sponsor		2,502,509
Monthly fees					$ 155,001		$ 206,668
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)								$ 10
Founder shares subject to forfeiture (in Shares)						843,750
Underwriters partially exercised (in Shares)	2,983,700
Proposed Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)			$ 10		$ 10		$ 10
Repayment of loan				$ 2,000,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Sponsor paid			$ 25,000
Founder shares, description			Except as described herein, the Sponsor and the founding team have agreed not to transfer, assign or sell any of their founder shares until the earliest of: (1) one year after the completion of the initial Business Combination; and (2) subsequent to the initial Business Combination (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the public shareholders having the right to exchange their ordinary shares for cash, securities or other property				Except as described herein, the Sponsor and the founding team have agreed not to transfer, assign or sell any of their founder shares until the earliest of: (1) one year after the completion of the initial Business Combination; and (2) subsequent to the initial Business Combination (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the public shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Due from sponsor		$ 497,491
Sponsor [Member] | Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Business combination, redeem public shares percentage			100.00%		100.00%		100.00%
Sponsor [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Founder shares subject to forfeiture (in Shares)			750,000
Class B Ordinary Shares
Related Party Transactions (Details) [Line Items]
Offering costs share (in Shares)			5,750,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Dividend per share (in Dollars per share)						$ 0.125
Class B Ordinary Shares | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)			$ 0.004